SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
ORGANIZATION AND BASIS OF PRESENTATION
Schedule of potential dilutive securities outstanding
	Potential Additional Shares of Common Stock:
Potential Dilutive Securities:	June 30, 2022	June 30, 2021
Preferred stock	3,780,002	3,780,002
Warrants	-	1,800,000
Total	3,780,002	5,580,002

	Potential Additional Shares of Common Stock:
Potential Dilutive Securities:	2021	2020
Preferred stock	3,780,002	4,633,336
Warrants	1,800,000	1,800,000
Convertible debt	-	10,196,091
Total	5,580,002	16,629,427